Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

December 22, 2021

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information for the Trust’s Capital Link Global Fintech Leaders ETF and Capital Link Global Green Energy Transport and Technology Leaders ETF that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 374, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001213900-21-065757 on December 16, 2021.

If you have any questions, please contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001